Capital and other commitments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Capital and Other Commitments

	2020 $m	2019 $m
Contracts placed for expenditure not provided for in the Group Financial Statements

Property, plant and equipment	17	52

Intangible assets	2	7

	19	59